Leases (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases Details Narrative [Abstract]
Lease term description	Leases generally have lease terms between 2 years to 7 years with an option to renew the lease after that date
Cash payments related to principal portion of lease payments as financing activities	$ 571	$ 668	$ 660
Cash payments related to interest portion as operating activities	$ 178	$ 212	$ 243